Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Mar. 31, 2024
Accumulated other comprehensive income [abstract]
Schedule of accumulated other comprehensive income

	Foreign currency differences on translation of foreign operations		Hedging reserve		Total accumulated other comprehensive income (loss)
	2024	2023	2024	2023	2024	2023
	$	$	$	$	$	$
Balance - Beginning of fiscal year	(2,932)	2,654	(125)	23	(3,057)	2,677

Foreign currency differences on translation of foreign operations	(1,302)	(5,586)	—	—	(1,302)	(5,586)
Change in net unrealized gain (loss) on cash flow hedging instruments	—	—	382	(148)	382	(148)
Deferred income tax expense	—	—	(68)	—	(68)	—

Balance - End of fiscal year	(4,234)	(2,932)	189	(125)	(4,045)	(3,057)